Inventory (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Inventory 1		$ 179,000
Inventory 2		$ 0
Inventory 1	$ 91,000
Inventory 2	$ 179,000